INCOME TAX	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 16 – INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Ossen Materials was entitled to an exemption during the two years ended December 31, 2006 and was subject to a 50% income tax reduction during the three years ended December 31, 2009. Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2018, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2018, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2018, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2018 and 2017.

Income tax expenses consist of the following:

	Year Ended December 31,
	2018	2017	2016
Current:
China	2,147,164	$665,745	910,231
Foreign	$-	-	-
	$2,147,164	$665,745	$910,231
Deferred:
China	(17,777)	25,811	15,817
Foreign	-	-	-
	$(17,777)	$25,811	$15,817
Income tax expenses	$2,129,387	$691,556	$926,048

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2018	2017	2016
Computed "expected" income tax expenses	$3,378,592	$1,647,484	$1,562,382
Effect on tax incentive / holiday	(1,377,961)	(993,090)	(653,029)
Non-deductable / (taxable) expense	128,756	37,162	16,695
Income tax expenses	$2,129,387	$691,556	$926,048

Components of net deferred tax assets are as follows:

	December 31,
	2018	2017	2016

Provision of doubtful accounts	$140,930	$130,346	$147,899
Reserve for inventories	18,206	19,165	18,052
Deferred tax assets	$159,136	$149,511	$165,951
Valuation allowance	0	0	0
Net deferred tax assets	$159,136	$149,511	$165,951

Realization of deferred tax assets is dependent upon future taxable earnings in related tax jurisdictions. In the past, management had established and maintained a full valuation allowance for the foreign, mainly for China deferred tax assets. During the fourth quarter of fiscal 2018, the Company assessed that it is more likely than not that it will realize the China deferred tax assets. The positive evidence, which existed at that time, that outweighed the negative evidence to release the valuation allowance included the fiscal 2018 and three year cumulative profitability driven by strong demand of certain new generation products, availability of resources to expand manufacturing capacity, and forecasted China operating profits in the future periods. The Company's valuation allowance was $
0
in fiscal 2018, 2017 and 2016, respectively.

As of December 31, 2018, the Company did not have a liability for unrecognized tax benefits. The Company records interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of 2018, 2017 and 2016, the Company had accrued $0, respectively, for interest and penalties related to uncertain tax positions.

Income (loss) before income taxes from PRC and non-PRC sources for the year ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
Income (loss) before income taxes consists of:
PRC	13,778,524	6,738,581	6,530,295
Non- PRC	-264,154	-148,647	-280,765
Total	13,514,370	6,589,934	6,249,530

The Company's U.S. federal and state income tax returns are generally not subject to examination by the tax authorities for tax years before fiscal 2016. For all federal and state net operating loss and credit carryovers, the statute of limitations does not begin until the carryover items are utilized. The taxing authorities can examine the validity of the carryover items and if necessary, adjustments may be made to the carryover items. The Company's China income tax returns are generally not subject to examination by the tax authorities for tax years before 2014.